Equity - Narrative (Details)							6 Months Ended		12 Months Ended
		Feb. 23, 2022 EUR (€)	Apr. 28, 2021 EUR (€) € / shares	Apr. 15, 2021 shares	Mar. 22, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Jun. 17, 2021	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares		Dec. 31, 2019 EUR (€) € / shares		Mar. 10, 2021 € / shares	Mar. 04, 2021 EUR (€) shares	Jan. 17, 2021 exchange_ratio	Jan. 16, 2021 shares	Dec. 15, 2020 EUR (€) shares	Sep. 23, 2020 EUR (€) shares	Dec. 17, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Value of shares authorised							€ 90,000,000		€ 90,000,000
Par value per share (in euros per share) | € / shares							€ 0.01		€ 0.01
Equity							€ 56,307,000,000		€ 56,307,000,000	€ 23,873,000,000	[1]	€ 21,801,000,000									€ 19,596,000,000
Number of shares outstanding (in shares) | shares							3,132,827,277		3,132,827,277	2,024,333,013
AGM authorization, maximum number of common shares that can be issued | shares				100,000,000
AGM authorization, issuing shares, period				5 years
AGM authorization, shares repurchase, period				18 months
AGM authorization, maximum percentage of common shares to be repurchased				10.00%
Statutory reserve							€ 13,030,000,000		€ 13,030,000,000	€ 8,670,000,000
Capital reserve							20,840,000,000		20,840,000,000	4,676,000,000
Retained earnings (accumulated deficit)							5,664,000,000		5,664,000,000	6,622,000,000
Net profit attributable to owners of the parent									14,200,000,000	2,173,000,000	[2]	3,201,000,000	[2]
Distributions paid to Stellantis shareholders									4,204,000,000	0		€ 618,000,000
Equity method investments							6,022,000,000		6,022,000,000	€ 3,152,000,000	[1]
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends announced		€ 3,300,000,000
PSA
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares										€ 1.00		€ 1
Faurecia S.E
Disclosure of classes of share capital [line items]
Number of instruments retained | shares					1,166,432
Equity method investments							€ 49,000,000		49,000,000
Cash retained					€ 6,000,000
FCA Shareholders
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in euro per share) | € / shares						€ 1.84
Distributions paid to Stellantis shareholders						€ 2,900,000,000			2,897,000,000
Stellantis Shareholders
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in euro per share) | € / shares			€ 0.32
Distributions paid to Stellantis shareholders			€ 1,000,000,000						1,000,000,000
Stellantis Shareholders | Faurecia S.E
Disclosure of classes of share capital [line items]
Distributions paid to Stellantis shareholders					€ 302,000,000				302,000,000
Conditional distribution, maximum number of instruments distributed (in shares) | shares															54,297,006
Conditional distribution, maximum amount of cash distributed															€ 308,000,000
Unconditional distribution, shares received per share held, convertion ratio														0.017029
Unconditional distribution, cash received per share held | € / shares														€ 0.096677
Number of instruments distributed (in shares) | shares					53,130,574
Aramis SAS
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary							61.00%	70.00%
FCA and PSA Merger
Disclosure of classes of share capital [line items]
Shares, exchange ratio | exchange_ratio																1.742
Share repurchase, liability recognised												€ 668,000,000						€ 446,000,000		€ 685,000,000
Benefit from remeasurement of financial liability recognised upon commitments										€ 57,000,000		17,000,000
Number of shares cancelled (in shares) | shares																		20,700,000
FCA and PSA Merger | PSA
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																	887,038,000
FCA and PSA Merger | Dongfeng Group
Disclosure of classes of share capital [line items]
Share repurchase, commitment (in shares) | shares																				30,700,000
FCA and PSA Merger | Dongfeng Group | PSA
Disclosure of classes of share capital [line items]
Share repurchase, commitment (in shares) | shares																				30,700,000
Number of shares repurchased (in shares) | shares																			10,000,000
Shares repurchase, purchase price																			€ 164,000,000
Number of shares cancelled (in shares) | shares																		20,700,000
FCA and PSA Merger | FCA Shareholders
Disclosure of classes of share capital [line items]
Distributions paid to Stellantis shareholders						€ 2,900,000,000
FCA and PSA Merger | Stellantis Shareholders | Faurecia S.E
Disclosure of classes of share capital [line items]
Distributions paid to Stellantis shareholders					€ 302,000,000
Conditional distribution, maximum number of instruments distributed (in shares) | shares															54,297,006
Conditional distribution, maximum amount of cash distributed															€ 308,000,000
Number of instruments distributed (in shares) | shares					53,130,574
Share capital
Disclosure of classes of share capital [line items]
Equity							€ 31,000,000		31,000,000	20,000,000		20,000,000									19,000,000
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity							400,000,000		400,000,000	2,580,000,000		2,727,000,000									2,509,000,000
Non-controlling interests | Aramis SAS
Disclosure of classes of share capital [line items]
Impact of the reduction in ownership of Aramis upon IPO									178,000,000
Retained earnings and other reserves
Disclosure of classes of share capital [line items]
Equity	[3]						€ 52,776,000,000		52,776,000,000	22,141,000,000		€ 19,339,000,000									€ 17,413,000,000
Retained earnings and other reserves | Aramis SAS
Disclosure of classes of share capital [line items]
Impact of the reduction in ownership of Aramis upon IPO									€ 121,000,000
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares							4,500,000,000		4,500,000,000
Number of shares outstanding (in shares) | shares							3,132,618,655		3,132,618,655
Common Shares | PSA
Disclosure of classes of share capital [line items]
Value of shares authorised										€ 894,828,213
Number of shares outstanding (in shares) | shares							0		0	894,828,213
Special Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares							208,622		208,622
Special A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares							4,499,750,000		4,499,750,000
Special B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares							250,000		250,000

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 3, Scope of consolidation
[3]	Refer to Note 27 - Equity.